SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4)	12 Months Ended									12 Months Ended			0 Months Ended	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Shanggu USD ($)	Dec. 31, 2013 Shanggu CNY	Dec. 31, 2012 Shanggu CNY	Dec. 31, 2011 Shanggu CNY	Jun. 14, 2011 Shanggu CNY	Dec. 31, 2013 Contingent consideration CNY	Dec. 31, 2012 Contingent consideration CNY	Jun. 30, 2013 Contingent consideration Shanggu CNY	Jul. 09, 2012 Post-employees' options CNY	Dec. 31, 2013 Post-employees' options CNY	Dec. 31, 2012 Post-employees' options CNY	Dec. 31, 2013 Recurring basis Total fair value CNY	Dec. 31, 2012 Recurring basis Total fair value CNY	Dec. 31, 2013 Recurring basis Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2012 Recurring basis Significant Other Observable Inputs (Level 2) CNY	Dec. 31, 2013 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2012 Recurring basis Significant Unobservable Inputs (Level 3) CNY	Dec. 31, 2013 Nonrecurring basis Total fair value CNY	Dec. 31, 2013 Nonrecurring basis Significant Unobservable Inputs (Level 3) CNY
Fair value measurements
Cash equivalents																78,508,682	106,000,000	78,508,682	106,000,000
Contingent consideration payable	900,000	5,600,000							69,943,000			11,600,000				5,622,887	33,773,915			5,622,887	33,773,915
Total																84,131,569	139,773,915	78,508,682	106,000,000	5,622,887	33,773,915
Contingent consideration payable
Balance as of December 31, 2012										33,774,000
Settlements										(5,979,000)
Total gains or losses for the period										(22,172,000)
Balance as of December 31, 2013										5,623,000	33,774,000
Installment paid for the contingent consideration										6,000,000
Net change in fair value	3,646,000	22,069,000	11,989,000	25,716,000		22,200,000	10,500,000			22,172,000	10,453,000		1,535,865	(103,000)	1,536,000
Goodwill																						83,558,503,000	83,558,503,000
Total																						83,558,503,000	83,558,503,000
Goodwill impairment	$ 3,367,000	20,384,000	10,755,000	30,614,000	$ 3,400,000	20,400,000	10,800,000	26,200,000